Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses	$ 77	$ 43	$ 306
COVID19 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Reversal of impairment charges	0	0
Cemex [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Rental expense	$ 108	$ 94	$ 97